Restatement of Prior Year Account (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatement of Prior Year Account

	For the year ended March 31, 2018
	As previously reported	Adjustments	Notes	As restated
	$	$	$	$
Accounts Receivables	22,330	(622)	D	21,708
Other receivables, Prepayments and Deposits	137,091	(52,097)	A	84,994
Amount due from related parties	377,757	4,627	A	382,384
Cash and cash equivalents	302,855	941	B	303,796
Property, plant and equipment, net	177,621	122	C	177,743
Investment, net	55	622	D	677
Accounts payables	1,615	(860)	E	755
Other payables and accrued liabilities	64,207	17,665	A	81,872
Deferred income, net	249,159	(60,817)	A	188,342
Amount owing to Director	1,523	1,605	E	3,128

	For the year ended March 31, 2017
	As previously reported	Adjustments	Notes	As restated
	$	$	$	$
Accounts Receivables	24,174	(21,987)	A	2,187
Other receivables, Prepayments and Deposits	4,873	1,288	A	6,161
Amount due from related parties	116,021	3,467	A	119,488
Cash and cash equivalents	360,806	(46)	B	360,760
Accounts payables	7,774	(718)	A	7,056
Other payables and accrued liabilities	80,971	9,805	A	90,776
Deferred income, net	83,130	(17,309)	A	65,821